CONCENTRATION OF CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk
The following table presents our managed properties and triple net lease properties as a percentage of total real estate investments (based on their carrying amount):

	December 31,
	2017	2016	2015
Holiday - Managed Properties	44.4%	46.8%	46.8%
Holiday - Triple Net Lease Properties	36.8%	32.7%	32.1%
Blue Harbor	10.3%	10.5%	10.5%
Other	8.5%	10.0%	10.6%
The following table presents rental revenue in our triple net lease agreements with the tenant for the Holiday Portfolios as a percentage of our total revenue and total NOI:

	Year Ended December 31,
	2017	2016	2015
Total revenue	19.9%	18.9%	23.0%
Total NOI	40.7%	38.9%	45.0%
The following table presents the properties managed by Holiday and Blue Harbor as a percentage of segment real estate investments, net, segment revenue and segment NOI:

	As of and for the year ended December 31,
	2017		2016		2015
	Holiday	Blue Harbor	Holiday	Blue Harbor	Holiday	Blue Harbor
Segment real estate investments, net	73.1%	16.9%	78.2%	17.5%	77.9%	17.5%
Segment revenue	63.7%	28.3%	65.9%	29.6%	57.7%	38.8%
Segment NOI	73.4%	21.9%	72.3%	24.2%	62.2%	34.4%